Borrowed Funds - Interest Expense on Borrowed Funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Bank, Advances [Line Items]
Total interest expense on borrowed funds	$ 8,506	$ 165	$ 762
Federal Home Loan Bank advances
Federal Home Loan Bank, Advances [Line Items]
Total interest expense on borrowed funds	8,263	163	190
Escrow deposits of borrowers
Federal Home Loan Bank, Advances [Line Items]
Total interest expense on borrowed funds	3	2	2
Interest rate swap collateral funds
Federal Home Loan Bank, Advances [Line Items]
Total interest expense on borrowed funds	216	0	0
Federal funds purchased
Federal Home Loan Bank, Advances [Line Items]
Total interest expense on borrowed funds	$ 24	$ 0	$ 570